Events After the Reporting Date (Details Narrative) - Nonadjustings Events [Member] - CAD ($)	1 Months Ended
	Apr. 30, 2026	Apr. 16, 2026	Mar. 31, 2026	May 31, 2026	Feb. 28, 2026
Convertible Debentures Note 5(c) [Member]
Statement [Line Items]
Convertible debentures issued			$ 200,000
Conversion of accrued interest			$ 15,104
Common Stock Shares Issued			2,151,041
Warrants purchase			2,151,041
Convertible Debentures Note 5(d) [Member]
Statement [Line Items]
Conversion of accrued interest			$ 216
Common Stock Shares Issued			2,164
Warrants purchase			2,164
Convertible Debentures February 2024 [Member]
Statement [Line Items]
Convertible debentures issued	$ 30,000
Maturity dates	February 28
Convertible Debentures March 2024 [Member]
Statement [Line Items]
Convertible debentures issued	$ 35,000
Maturity dates	March 27, 2027
Non Brokered Private Placement [Member]
Statement [Line Items]
Common Stock Shares Issued		7,137,143
Gross proceeds from stock issued		$ 499,600
Warrant exercise price		$ 0.10
Directors Officers An Employee And An Advisory [Member]
Statement [Line Items]
Stock options granted					6,050,000
Warrant exercise price					$ 0.055
Expiry dates of warrants					February 18, 2031
Advisory [Member]
Statement [Line Items]
Common Stock Shares Issued	600,000
Common shares related to services	300,000
Common shares related to services, value	$ 16,500
Officers and Directors [Member]
Statement [Line Items]
Stock options granted				3,500,000
Warrant exercise price				$ 0.065
Expiry dates of warrants				May 11, 2036